FINANCIAL RISK MANAGEMENT (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gold price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	$ 52.5	$ 47.4
Impact on other comprehensive income due to 10 % change in price	0.0	0.0
Copper price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	9.0	22.1
Impact on other comprehensive income due to 10 % change in price	0.0	0.0
Silver price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	1.1	1.4
Impact on other comprehensive income due to 10 % change in price	0.0	0.0
Fuel price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	4.6	3.5
Impact on other comprehensive income due to 10 % change in price	$ 0.3	$ 0.1